Going Concern and Liquidity	12 Months Ended
Dec. 31, 2019
Going Concern And Liquidity [Abstract]
GOING CONCERN AND LIQUIDITY
2.	GOING CONCERN AND LIQUIDITY

As of December 31, 2019, the Company had $0.02 million in cash and cash equivalents which decreased from $0.48 million at December 31, 2018. The Company's principal sources of liquidity have been proceeds from issuances of equity securities, and loans from banks and related parties. As reflected in the consolidated financial statements, the Company had a net loss of $4.45 million and used $1.67 million of cash in operation activities for the year ended December 31, 2019. The Company had a working capital deficiency of $1.56 million. This has raised substantial doubt about the Company's ability to continue as a going concern. In February and March 2020, the Company obtained approximately $7.2 million equity financing. Considering equity financing and the cost cutting activities, the Company believes that the current cash and cash equivalents and the anticipated cash flows from operations will be sufficient to meet the anticipated working capital requirements and expenditures for the next 12 months. The Company may, however, decide to enhance the liquidity position or increase the cash reserve for future investments or operations through additional capital, and finance funding from banks and/or related parties. The issuance and sale of additional equity would result in further dilution to the Company's shareholders. The incurrence of indebtedness would result in increased fixed obligations and could result in operating covenants that would restrict the operations.

As described in Note 21, on January 30, 2020, the World Health Organization ("WHO") announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the "COVID-19 outbreak") and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company's financial condition, liquidity, and future results of operations. Management is actively monitoring the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company is not able to estimate the effects of the COVID-19 outbreak on its results of operations, financial condition, or liquidity for fiscal year 2020.

As a result of these events, the Company assessed its near-term operations, working capital, finances and capital formation opportunities, and implemented, in late December 2019 and early February 2020, a downsizing of our operations, including workforce reductions, reductions of salaried employee compensation and a reduction of hours worked to preserve cash resources, cut costs and focus the Company's operations on customer-centric sales and project management activities. The extent to which COVID-19 will impact the Company's business and financial results will depend on future developments, which are uncertain and cannot be predicted at this time.

The Company's service was suspended due to restrictions and hospital closures except for essential services in February 2020 and recovered gradually in March 2020 as hospitals began to resume business.

The duration and likelihood of success of the Company's downsizing effort, workforce reduction and cost-cutting measures are uncertain. If these actions do not meet the expectations, or additional capital is not available, the Company may not be able to continue their operations. Other factors that will affect the ability to continue operations include the market demand for the products and services, the ability to service the needs of the Company's customers and prospects with a reduced workforce, potential contract cancellations, project scope reductions and project delays, management of the working capital, the availability of cash to fund the operations, and the continuation of normal payment terms and conditions for purchase of the products and services.